schedule of third party and general and administrative expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total	€ 2,296,596	€ 901,765	€ 921,520
Compensation [Member]
Related Party Transaction [Line Items]
Total	920,801	490,626	449,547
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	390,134	239,861	40,745
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	52,230	64,430	14,759
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	85,580	39,087	13,630
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	675,688	61,143	375,201
Other [Member]
Related Party Transaction [Line Items]
Total	172,163	6,618	27,638
Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,706,878	587,240	638,369
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	353,177	191,998	171,698
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	390,134	239,861	40,745
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	52,230	64,430	14,759
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	71,181	24,685	13,630
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	675,688	59,648	375,201
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	164,468	6,618	22,336
Related Parties [Member]
Related Party Transaction [Line Items]
Total	589,718	314,525	283,151
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	567,624	298,628	277,849
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	14,399	14,402
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total		1,495
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 7,695		€ 5,302